INCOME AND MINING TAXES (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
INCOME AND MINING TAXES
Current income and mining tax expense		$ 2.6	$ 4.1
Deferred income and mining tax expense	$ 1.9	(3.0)	(14.5)
Adjustments for deferred tax of prior year		(4.9)	4.7
Total income tax expense (recovery)		(0.4)	(10.4)
Canada [Member]
INCOME AND MINING TAXES
Current income and mining tax expense		2.2	4.2
Deferred income and mining tax expense		1.9	(19.2)
Foreign [Member]
INCOME AND MINING TAXES
Current income and mining tax expense		$ 0.4	$ (0.1)